Portfolio of Investments

June 30, 2021 (Unaudited)

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	96.3
Health Care	1.3
Warrants	2.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 97.3%
Financials — 96.0%
76,993	10X Capital Venture Acquisition Corp.(a)	766,850
524,281	Accelerate Acquisition Corp.(a)	5,080,284
189,602	Adara Acquisition Corp.(a)	1,842,931
255,379	Adara Sponsor LLC(a)	1,985,827
183,390	AEA-Bridges Impact Corp., Class A(a)	1,786,219
98,677	Aldel Financial, Inc.(a)	1,010,946
201,929	Altimar Acquisition Corp. II(a)	1,962,750
386,362	Apollo Strategic Growth Capital(a)	3,778,621
163,094	Ares Acquisition Corp.(a)	1,590,167
180,469	Astrea Acquisition Corp.(a)	1,745,135
119,909	Atlas Crest Investment Corp. II(a)	1,169,113
210,640	Avanti Acquisition Corp.(a)	2,051,634
189,089	Bridgetown 2 Holdings, Ltd., Class A(a)	1,928,707
59,145	Capstar Special Purpose Acquisition Corp.(a)	579,030
364,217	CC Neuberger Principal Holdings II(a)	3,602,107
95,402	Churchill Capital Corp. V(a)	960,698
229,745	Citic Capital Acquisition Corp., Class A(a)	2,276,773
119,973	Class Acceleration Corp.(a)	1,162,538
294,580	Cohn Robbins Holdings Corp.(a)	2,901,614
68,868	Crucible Acquisition Corp.(a)	668,020
172,501	Decarbonization Plus Acquisition Corp.(a)	1,778,485
130,945	Decarbonization Plus Acquisition Corp. II(a)	1,292,427
105,060	Decarbonization Plus Acquisition Corp. III(a)	1,089,472
232,649	E.Merge Technology Acquisition Corp.(a)	2,270,654
79,477	Elliott Opportunity II Corp.(a)	795,565
173,339	Far Peak Acquisition Corp., Class A(a)	1,724,723
99,346	Fintech Acquisition Corp. VI(a)	1,002,401
115,101	Foresight Acquisition Corp.(a)	1,138,349
194,725	Fortress Capital Acquisition Corp.(a)	1,916,094
155,569	G Squared Ascend I, Inc.(a)	1,535,466
170,778	G&P Acquisition Corp.(a)	1,663,378
82,678	GigCapital4, Inc.(a)	814,378
250,000	Global Consumer Acquisition(a)	1,998,000
66,920	Global Consumer Acquisition Corp.(a)	668,531
58,445	Global SPAC Partners Co.(a)	592,340
148,617	GO Acquisition Corp.(a)	1,453,474
69,542	Gobi Acquisition Corp.(a)	684,989
52,594	Golden Arrow Merger Corp.(a)	507,532
162,290	Gores Holdings V, Inc.(a)	1,639,129
170,542	Gores Metropoulos II, Inc.(a)	1,686,660
78,898	Healthcare Capital Corp.(a)	761,366
114,225	HealthCor Catalio Acquisition Corp.(a)	1,125,116
177,381	Hennessy Capital Investment Corp., Class A(a)	1,793,322
76,897	Horizon Acquisition Corp.(a)	765,125
163,929	Hudson Executive Investment Corp. II(a)	1,591,751
90,211	Hudson Executive Investment Corp. III(a)	878,655

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

The SPAC and New Issue ETF

131,504	Isleworth Healthcare Acquisition Corp.(a)	1,288,739
Shares		Fair Value ($)

Financials — 96.0% (continued)
86,604	Kadem Sustainable Impact Corp.(a)	833,130
134,439	Kernel Group Holdings, Inc.(a)	1,308,091
210,897	Kismet Acquisition One Corp.(a)	2,089,989
97,548	Lux Health Tech Acquisition Corp., Class A(a)	964,750
71,597	Moringa Acquisition Corp.(a)	690,911
201,344	New Vista Acquisition Corp.(a)	1,946,996
165,762	Newbury Street Acquisition Corp.(a)	1,601,261
173,335	Nextgen Acquisition Corp. II(a)	1,783,617
34,333	Nextgen Acquisition Corp. II(a)	87,892
25,768	Northern Lights Acquisition Corp.(a)	262,834
116,353	Oaktree Acquisition Corp. II, Class A(a)	1,149,568
57,979	Peridot Acquisition Corp. II(a)	565,875
99,783	Primavera Capital Acquisition Corp.(a)	1,015,791
149,636	Property Solutions Acquisition Corp. II(a)	1,460,447
77,535	Rotor Acquisition Corp.(a)	773,799
145,642	Scion Tech Growth II(a)	1,412,727
196,939	Silver Spike Acquisition Corp. II(a)	1,920,155
22,500	Silver Spike II, Class B(a)	175,500
72,947	Social Capital Hedosophia Holdings Corp. VI, Class A(a)	744,059
184,557	Spartan Acquisition Corp. III(a)	1,804,967
366,721	Starboard Value Acquisition Corp., Class A(a)	3,667,211
145,689	SVF Investment Corp., Class A(a)	1,439,407
185,744	Trebia Acquisition Corp.(a)	1,838,866
174,502	Twelve Seas Investment Co. II(a)	1,683,944
103,911	VectoIQ Acquisition Corp. II(a)	1,039,110
84,894	VY Global Growth(a)	844,695
		106,411,677
Health Care — 1.3%
170,678	Talkspace, Inc.(a)	1,418,334
Total Common Stocks (Cost $115,287,389)		107,830,011

Warrants — 2.4%
189,885	Accelerate Acquisition Corp., 12/31/2027(a)	233,558
425,000	Adara Sponsor LLC, 01/13/2049(a)	227,765
84,153	Altimar Acquisition Corp. II, 12/31/2027(a)	97,617
54,760	Apollo Strategic Growth, 10/29/2027(a)	65,164
31,139	Ares Acquisition Corp., Class A, 12/31/2027(a)	38,924
37,748	Atlas Crest Investment Corp. II, 02/28/2026(a)	43,410
41,630	CC Neuberger Principal Holdings II - CW25 07/29/2025(a)	56,617
23,867	Churchill Capital Corp. V, 10/29/2027(a)	49,166
57,273	Class Acceleration Corp., Class A, 03/31/2028(a)	45,246
22,960	Crucible Acquisition Corp., 12/26/2025(a)	24,338
45,220	Decarbonization Plus Acquisition Corp. - CW25, 10/02/2025(a)	103,554
39,624	Decarbonization Plus Acquisition Corp. II, 10/02/2025(a)	57,851
35,248	Decarbonization Plus Acquisition Corp. III, 02/12/2023(a)	89,530
57,364	Far Peak Acquisition Corp. - CW25, 12/07/2025(a)	81,457
38,360	Foresight Acquisition Corp., 01/31/2027(a)	53,320
35,345	Fortress Capital Acquisition Corp., 12/31/2027(a)	38,116
30,227	G Squared Ascend I, Inc., Class A, 12/31/2027(a)	36,575
27,572	GigCapital4, Inc., 12/31/2028(a)	31,432
17,646	Golden Arrow Merger Corp., 07/31/2026(a)	14,757
33,114	Gores Metropoulos II, Inc., 01/31/2028(a)	46,360
39,451	Healthcare Capital Corp., 03/08/2025(a)	28,405
39,128	Hudson Executive Investment Corp. II, 01/31/2027(a)	46,562
18,160	Hudson Executive Investment Corp. III, 12/31/2028(a)	20,339
144,005	Kadem Sustainable Impact Corp., 03/16/2026(a)	109,444
64,205	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	66,773
35,796	Moringa Acquisition Corp., 02/10/2026(a)	27,205

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)

Warrants — 2.4% (continued)
42,345	New Vista Acquisition Corp., 12/31/2027(a)	42,345
80,505	Newbury Street Acquisition C, 12/31/2027(a)	59,582
18,016	Oaktree Acquisition Corp. II, 09/15/2027(a)	22,160
9,283	Peridot Acquisition Corp. - CW27, 11/30/2027(a)	25,157
11,078	Peridot Acquisition Corp. II, Class A, 04/30/2028(a)	12,297
45,362	Property Solutions Acquisition Corp., 03/01/2026(a)	59,424
37,026	Rotor Acquisition Corp., Class A, 06/15/2027(a)	45,542
59,597	Scion Tech Growth II, 01/28/2026(a)	55,109
49,882	Silver Spike Acquisition Corp. II, 02/26/2026(a)	67,341
225,000	Silver Spike II, 01/13/2049(a)	242,999
30,025	Spartan Acquisition Corp. III, 02/04/2026(a)	35,730
70,918	Starboard Value Acquisition Corp. - CW27, 09/10/2027(a)	143,964
26,303	SVF Investment Corp. - CW27, 12/31/2027(a)	40,244
55,548	Twelve Seas Investment Co. II, 03/02/2028(a)	49,438
20,787	VectoIQ Acquisition Corp. II, 12/31/2027(a)	27,855
		2,662,672
Total Warrants (Cost $228,007)		2,662,672

Total Investments — 99.7%
(Cost $115,515,396)		110,492,683
Other Assets in Excess of Liabilities — 0.3%		364,589
Net Assets — 100.0%		$110,857,272

(a)	Non-income producing security

Portfolio of Investments

    June 30, 2021 (Unaudited)

The De-SPAC ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	8.1
Consumer Discretionary	24.2
Consumer Staples	3.8
Financials	4.5
Health Care	11.3
Industrials	16.6
Information Technology	18.6
Materials	8.7
Real Estate	4.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 99.8%
Communication Services — 8.1%
8,184	Genius Sports, Ltd.(a)	153,614
7,133	Skillz, Inc.(a)	154,929
		308,543
Consumer Discretionary — 24.2%
15,805	Canoo, Inc.(a)	157,102
8,173	Fisker, Inc.(a)	157,575
13,440	Lordstown Motors Corp.(a)	148,646
6,485	Luminar Technologies, Inc.(a)	142,346
7,841	Porch Group, Inc.(a)	151,645
5,473	QuantumScape Corp.(a)	160,140
		917,454
Consumer Staples — 3.8%
8,960	AppHarvest, Inc.(a)	143,360
Financials — 4.5%
4,001	Open Lending Corp.(a)	172,403
Health Care — 11.2%
10,848	Butterfly Network, Inc.(a)	157,079
10,081	Clover Health Investments Corp.(a)	134,279
12,424	Hims & Hers Health, Inc.(a)	135,297
		426,655
Industrials — 16.5%
5,286	ChargePoint Holdings, Inc.(a)	183,636
12,351	Desktop Metal, Inc.(a)	142,036
12,464	Hyliion Holdings Corp.(a)	145,206
8,701	Nikola Corp.(a)	157,140
		628,018
Information Technology — 18.6%
13,620	Aeva Technologies, Inc.(a)	143,963
10,246	BTRS Holdings, Inc.(a)	129,305
11,411	E2open Parent Holdings, Inc.(a)	130,314
12,803	Paysafe, Ltd.(a)	155,044
13,780	Velodyne Lidar, Inc.(a)	146,619
		705,245
Materials — 8.7%
6,169	Danimer Scientific, Inc.(a)	154,534
4,756	MP Materials Corp.(a)	175,306
		329,840
Real Estate — 4.2%
8,881	Opendoor Technologies, Inc.(a)	157,460

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

The De-SPAC ETF

Total Common Stocks (Cost $3,320,934)	3,788,978

Total Investments — 99.8%
(Cost $3,320,934)	3,788,978
Other Assets in Excess of Liabilities — 0.2%	7,788
Net Assets — 100.0%	$3,796,766

(a)	Non-income producing security

Portfolio of Investments

June 30, 2021 (Unaudited)

The Short De-SPAC ETF

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counter party	Expiration Date	Payment Frequency	Notional Amount (000) ($)	Value (000) ($)	Upfront Premiums Paid/ (Received) (000) ($)	Unrealized Appreciation/ (Depreciation) (000) ($)
Receive	0.03%	Aeva Technologies Inc.	Cowen	12/31/22	At Maturity	518	16	—	16
Receive	0.03%	AppHarvest Inc.	Cowen	12/31/22	At Maturity	513	42	—	42
Receive	0.03%	Longview Acquisition Corp	Cowen	12/31/22	At Maturity	560	(14)	—	(14)
Receive	0.03%	BTRS Holdings Inc.	Cowen	12/31/22	At Maturity	461	83	—	83
Receive	0.03%	ChargePoint Holdings Inc. Class A	Cowen	12/31/22	At Maturity	660	(88)	—	(88)
Receive	0.03%	Clover Health Investments Corp	Cowen	12/31/22	At Maturity	484	(19)	—	(19)
Receive	0.03%	Desktop Metal Inc.	Cowen	12/31/22	At Maturity	484	80	—	80
Receive	0.03%	Danimer Scientific Inc.	Cowen	12/31/22	At Maturity	551	1	—	1
Receive	0.03%	E2open Parent Holdings Inc.	Cowen	12/31/22	At Maturity	466	64	—	64
Receive	0.03%	Fisker Inc.	Cowen	12/31/22	At Maturity	565	(47)	—	(47)
Receive	0.03%	Genius Sports Limited	Cowen	12/31/22	At Maturity	541	52	—	52
Receive	0.03%	Canoo Inc.	Cowen	12/31/22	At Maturity	560	(26)	—	(26)
Receive	0.03%	Hims & Hers Health Inc.	Cowen	12/31/22	At Maturity	487	108	—	108
Receive	0.03%	Hyliion Holdings Corp	Cowen	12/31/22	At Maturity	516	4	—	4
Receive	0.03%	Luminar Technologies Inc.	Cowen	12/31/22	At Maturity	508	42	—	42
Receive	0.03%	Open Lending Corporation	Cowen	12/31/22	At Maturity	616	(46)	—	(46)
Receive	0.03%	MP Materials Corp	Cowen	12/31/22	At Maturity	629	(76)	—	(76)
Receive	0.03%	Nikola Corporation	Cowen	12/31/22	At Maturity	562	(34)	—	(34)
Receive	0.03%	Opendoor Technologies Inc.	Cowen	12/31/22	At Maturity	563	(31)	—	(31)
Receive	0.03%	Porch Group Inc.	Cowen	12/31/22	At Maturity	546	(23)	—	(23)
Receive	0.03%	Paysafe Ltd.	Cowen	12/31/22	At Maturity	553	(15)	—	(15)
Receive	0.03%	QuantumScape Corporation	Cowen	12/31/22	At Maturity	573	(20)	—	(20)
Receive	0.03%	Lordstown Motors Corp	Cowen	12/31/22	At Maturity	529	36	—	36
Receive	0.03%	Skillz Inc.	Cowen	12/31/22	At Maturity	552	(25)	—	(25)
Receive	0.03%	Velodyne Lidar Inc.	Cowen	12/31/22	At Maturity	525	1	—	1
							$65		$65

Amounts designated as “—” are $0 or have been rounded to $0.